1
The Gabelli Global Content & Connectivity Fund
Schedule of Investments — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 98.8%
COMMUNICATION SERVICES  — 76.2%
Telecommunication Services  — 55.2%
Wireless Telecommunication Services  — 35.9%
Wireless Telecommunication Services  — 35.9%
35,000 America Movil SAB de CV, ADR .................. $ 891,800
40,000 Array Digital Infrastructure Inc. .................. 1,845,600
45,000 Gogo Inc.† ................................................ 180,900
60,000 Millicom International Cellular SA .............. 4,496,400
110,000 MTN Group Ltd. ........................................ 1,270,562
75,000 Rogers Communications Inc., Cl. B ............ 2,883,750
260,000 SoftBank Group Corp. ................................ 5,824,013
75,000 Telephone and Data Systems Inc. ............... 3,157,500
22,000 T-Mobile US Inc. ....................................... 4,620,660
85,000 Vodafone Group plc, ADR .......................... 1,276,700
26,447,885
Diversified Telecommunication Services  — 19.3%
Integrated Telecommunication Services  — 13.3%
50,000 AT&T Inc. .................................................. 1,449,500
37,415,054 Cable & Wireless Jamaica Ltd.†(a) ............. 2
5,000 Cogeco Communications Inc. .................... 253,756
5,000 Cogeco Inc. ............................................... 249,191
15,000 Comcast Corp., Cl. A ................................. 430,650
100,000 Deutsche Telekom AG ................................ 3,692,941
130,000 Grupo Televisa SAB, ADR .......................... 378,300
39,000 Shenandoah Telecommunications Co. ........ 601,380
15,000 Sunrise Communications AG, Cl. A ............ 887,694
32,000 Telenor ASA .............................................. 562,807
35,000 TELUS Corp. ............................................. 449,050
18,000 Verizon Communications Inc. .................... 903,600
9,858,871
Alternative Carriers  — 6.0%
70,000 Anterix Inc.† ............................................. 2,673,300
49,000 Liberty Global Ltd., Cl. C† .......................... 574,770
32,000 Telesat Corp.† ........................................... 1,158,400
4,406,470
Media & Entertainment  — 21.0%
Interactive Media & Services  — 14.4%
Interactive Media & Services  — 14.4%
21,000 Alphabet Inc., Cl. C .................................... 6,024,060
7,000 Meta Platforms Inc., Cl. A .......................... 4,004,910
6,400 Netflix Inc.† ............................................... 615,360
10,644,330
Entertainment  — 4.2%
Movies & Entertainment  — 4.2%
13,000 Atlanta Braves Holdings Inc., Cl. C† ........... 555,100
150,000 Juventus Football Club SpA† ..................... 348,142
2,000 Madison Square Garden Sports Corp.† ...... 642,800
64,000 Manchester United plc, Cl. A† .................... 1,076,480
Shares
Market
Value
5,000 The Walt Disney Co. .................................. $ 481,900
3,104,422
Media  — 2.4%
Cable & Satellite  — 2.4%
13,000 EchoStar Corp., Cl. A† ............................... 1,521,910
6,000 Versant Media Group Inc. .......................... 222,120
1,744,030
TOTAL COMMUNICATION SERVICES ...... 56,206,008
CONSUMER DISCRETIONARY  — 8.6%
Consumer Discretionary Distribution & Retail  — 7.4%
Broadline Retail  — 6.3%
Broadline Retail  — 6.3%
6,000 Amazon.com Inc.† .................................... 1,249,620
7,000 Coupang Inc.† ........................................... 132,160
72,000 Prosus NV ................................................. 3,243,963
4,625,743
Specialty Retail  — 1.1%
Apparel Retail  — 1.1%
35,000 Zalando SE† .............................................. 831,345
Consumer Durables & Apparel  — 1.2%
Household Durables  — 1.2%
Consumer Electronics  — 1.2%
41,000 Sony Group Corp., ADR ............................. 848,700
TOTAL CONSUMER DISCRETIONARY ...... 6,305,788
FINANCIALS  — 4.7%
Financial Services  — 4.7%
Financial Services  — 4.7%
Multi-Sector Holdings  — 3.4%
4,700 EXOR NV .................................................. 356,643
225,000 Kinnevik AB, Cl. B† .................................... 1,192,661
500,000 VNV Global AB† ........................................ 966,551
12,000 Waterloo Investment Holdings Ltd.†(a) ...... 4,200
2,520,055
Transaction & Payment Processing Services  — 1.3%
1,500 Mastercard Inc., Cl. A ................................ 749,490
4,500 PayPal Holdings Inc. ................................. 203,535
953,025
Insurance  — 0.0%
Insurance  — 0.0%
Life & Health Insurance  — 0.0%
4,460 Old Mutual Ltd.(a) ..................................... 5
TOTAL FINANCIALS .......................... 3,473,085

The Gabelli Global Content & Connectivity Fund
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY  — 4.6%
Software & Services  — 3.0%
Software  — 3.0%
Systems Software  — 3.0%
6,000 Microsoft Corp. ......................................... $ 2,221,020
Technology Hardware & Equipment  — 1.6%
Technology Hardware, Storage & Peripherals  — 1.6%
Technology Hardware, Storage & Peripherals  — 1.6%
4,500 Apple Inc. ................................................. 1,142,055
TOTAL INFORMATION TECHNOLOGY ...... 3,363,075
REAL ESTATE  — 3.0%
Equity Real Estate Investment Trusts  — 3.0%
Specialized REITs  — 3.0%
Data Center REITs  — 1.7%
1,300 Equinix Inc., REIT ...................................... 1,274,312
Telecom Tower REITs  — 1.3%
3,500 American Tower Corp., REIT ...................... 604,030
4,500 Crown Castle Inc., REIT ............................. 365,895
969,925
TOTAL REAL ESTATE ......................... 2,244,237
ENERGY  — 1.7%
Energy  — 1.7%
Oil, Gas & Consumable Fuels  — 1.7%
Oil & Gas Storage & Transportation  — 1.7%
215,000 Bollore SE ................................................. 1,217,191
TOTAL ENERGY .............................. 1,217,191
TOTAL COMMON STOCKS .................. 72,809,384
CLOSED-END FUNDS — 0.0%
FINANCIALS  — 0.0%
Financial Services  — 0.0%
Financial Services  — 0.0%
Multi-Sector Holdings  — 0.0%
5,800 Altaba Inc., Escrow† .................................. 7,830
Shares
Market
Value
PREFERRED STOCKS — 1.2%
INFORMATION TECHNOLOGY  — 1.2%
Technology Hardware and Equipment  — 1.2%
Technology Hardware, Storage & Peripherals  — 1.2%
Technology Hardware, Storage & Peripherals  — 1.2%
12,000 Samsung Electronics Co. Ltd., 10.630% ..... $ 893,154
TOTAL INVESTMENTS — 100.0%
(Cost $34,988,754) ................................ $ 73,710,368
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
Geographic Diversification
% of
Market
Value
Market
Value
North America ...................... 58.2% $ 42,875,344
Europe .............................. 28.1 20,724,287
Japan ............................... 9.1 6,672,713
Latin America ....................... 1.7 1,274,302
South Africa ......................... 1.7 1,270,567
Asia/Pacific ......................... 1.2 893,155
100.0% $ 73,710,368